Customer deposit	9 Months Ended
Jan. 31, 2012
Notes to Financial Statements
Note 9 - Customer deposit

As of January 31, 2012 and April 30, 2011, customer deposit consisted of the following:

Customer Deposits	January 31, 2012	April 30, 2011
Deposit for commercial boats	$295,651	$217,995
Deposit for recreational boats	20,500	20,500
Total customer deposits	$316,151	$238,495